Taxation (Tables)	12 Months Ended
Dec. 31, 2013
TAXATION [Abstract]
Current and Deferred Portions of Income Tax Expense

	For the year ended December 31, (in thousands)
	2011	2012	2013
Loss from foreign entities	$(13,211)	$(17,283)	$(35,175)
Income from PRC entities	304,805	378,284	357,980

Income before income tax expenses	$291,594	$361,001	$322,805
Current income tax expense	$43,548	$55,995	$28,909
Deferred tax	(1,462)	9,718	5,382

Income tax expenses applicable to PRC entities	$42,086	$65,713	$34,291
Foreign withholding tax expense	1,494	1,692	2,092

Income tax expense	$43,580	$67,405	$36,383

Reconciliation between Statutory CIT Rate and Group's Effective Tax Rate

	For the year ended December 31,
	2011	2012	2013
Statutory CIT rate	25.0%	25.0%	25.0%
Effect of tax holidays	(16.1)%	(10.9)%	(19.5)%
Effect of withholding taxes	0.5%	3.7%	2.7%
Changes in valuation allowance	3.2%	2.6%	2.4%
Other permanent book-tax differences	2.3%	(1.7)%	0.7%

Effective CIT rate	14.9%	18.7%	11.3%

Effects of Income Tax Expense Exemption and Reduction

	For the year ended December 31,
	2011	2012	2013
Tax holiday effect	$46,910	$39,451	$62,893
Basic earnings per share	$0.45	$0.37	$0.59

Significant Components of Deferred Tax Assets and Liabilities

	As of December 31, (in thousands)
	2012	2013
Deferred tax assets
Net operating loss from operations	$25,571	$33,830
Intangible assets	3,183	2,775
Accrued salary and benefits	4,538	5,366
Others	2,335	2,194

Total deferred tax assets	35,627	44,165
Less: Valuation allowance	(30,627)	(38,464)

Net deferred tax assets	$5,000	$5,701

Deferred tax liability
Related to acquired intangible assets	$3,846	$8,301
Withholding tax related to distribution of dividend	11,878	18,814
VAT refund	3,978	4,033

Net deferred tax liabilities	$19,702	$31,148